27. Share-based payments (Details 1)	12 Months Ended
	Dec. 31, 2020 shares R$ / shares
Share-based Payment Award, Options, Outstanding [Roll Forward]
Options granted | shares	14,084,654
Share-based Payment Award, Weighted Average Exercise Price [Roll Forward]
Options granted | R$ / shares	R$ 11.59
Stock option plan [member]
Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at beginning | shares	7,660,855
Number of options exercisable at beginnig | shares	5,939,631
Options granted | shares	655,437	[1]
Options exercised | shares	(452,899)
Options canceled and adjustments in estimated prescribed rights | shares	(333,781)
Options outstanding at ending | shares	7,529,612
Number of options exercisable at ending | shares	5,752,726
Share-based Payment Award, Weighted Average Exercise Price [Roll Forward]
Options outstanding at beginning | R$ / shares	R$ 7.11
Number of options exercisable at beginning | R$ / shares	8.42
Options granted | R$ / shares	20.57	[1]
Options exercised | R$ / shares	4.09
Options canceled and adjustments in estimated prescribed rights | R$ / shares	22.06
Options outstanding at ending | R$ / shares	11.59
Number of options exercisable at ending | R$ / shares	R$ 8.42

[1]	Plan granted on July 30, 2020.